Non-Controlling Interest	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

19. NON-CONTROLLING INTEREST

On September 25, 2020, Paths Innovation Limited, a wholly-owned subsidiary of the Group, signed a share subscription and shareholders agreement with certain new individuals and institutions to subscribe ordinary shares of Paths Diagnostics Pte. Limited, a wholly-owned subsidiary of Paths Innovation Limited before the share subscription agreement. As a result, Paths Innovation Limited’s equity interest in Paths Diagnostics Pte. Limited was decreased from 100% to 75%. A deficit of $3,090 was reclassified from additional paid-in capital to non-controlling interests within the Group’s consolidated financial statements.

On December 30, 2021, two of the Group’s subsidiaries, Mios Pharmaceuticals Limited (“Mios”) and Scipio Life Sciences Limited (“Scipio”), issued Class A and Class B ordinary shares to various parties; for each such entity, each Class A ordinary share is entitled to 1 vote and 1 share of economic interest of the respective company, while each Class B ordinary share is entitled to 10 votes and 0.001 share of economic interest of the respective company. On December 31, 2021, Mios and Scipio further issued Class A ordinary shares to the Group in exchange of certain projects licenses. Upon these share issuances, the Group was holding 97.93% economic interest and 36.17% voting power in Mios, and 97.93% economic interest and 35.06% voting power in Scipio, respectively.   Since the sole director of Mios and Scipio is an executive director of the Group, the Group can effectively participate in all significant financial and operating decisions in these two companies through the power granted to the sole director in Mios and Scipio’s Articles of Association. The Group is deemed to have control over Mios and Scipio and hence these two companies are still within the Group. As a result, a total deficit of $27,293 was reclassified from additional paid-in capital to non-controlling interests within the Group’s consolidated financial statements.

As of December 31, 2022, non-controlling interest related to 25% equity interest in Paths Diagnostics Pte. Limited, 10% equity interest in mTOR (Hong Kong) Limited, 9% equity interest in Aptorum Medical Limited, 2.07% equity interest in Mios Pharmaceuticals Limited, 2.07% equity interest in Scipio Life Sciences Limited and 20% equity interest in Acticule Life Sciences Limited in the consolidated balance sheets was deficit of $7,878,789 in total. As of December 31, 2021, non-controlling interest related to 25% equity interest in Paths Diagnostics Pte. Limited, 10% equity interest in mTOR (Hong Kong) Limited, 8% equity interest in Aptorum Medical Limited, 2.07% equity interest in Mios Pharmaceuticals Limited, 2.07% equity interest in Scipio Life Sciences Limited and 20% equity interest in Acticule Life Sciences Limited in the consolidated balance sheets was deficit of $6,101,223 in total.

For the years ended December 31, 2022, 2021 and 2020, non-controlling interest in the consolidated statements of operations were loss of $1,725,542, $2,065,904 and $2,146,687, respectively.